LVIP Dimensional U.S. Equity Managed Volatility Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–57.67%
INVESTMENT COMPANY–57.67%
Equity Fund–57.67%
✧✧Lincoln Variable Insurance Products Trust– LVIP Dimensional U.S. Core Equity 2 Fund	23,548,573	$532,456,784
Total Affiliated Investment (Cost $251,786,980)		532,456,784

UNAFFILIATED INVESTMENTS–42.11%
INVESTMENT COMPANIES–42.11%
Equity Fund–38.74%
**Dimensional Investment Group– DFA U.S. Large Company Portfolio	8,060,000	357,622,227
357,622,227
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Money Market Fund–3.37%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.09%)	31,093,003	$31,093,003
		31,093,003
Total Unaffiliated Investments (Cost $148,542,535)		388,715,230

TOTAL INVESTMENTS–99.78% (Cost $400,329,515)	921,172,014
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.22%	2,044,928
NET ASSETS APPLICABLE TO 42,092,812 SHARES OUTSTANDING–100.00%	$923,216,942

✧✧Standard Class shares.
**Institutional Class shares.

The following futures contracts were outstanding at September 30, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
38	CME E-mini Russell 2000 Index Futures	$4,665,450	$4,598,091	12/19/25	$67,359	$—
59	CME E-mini S&P 500 Index Futures	19,879,313	19,453,065	12/19/25	426,248	—
23	CME E-mini S&P MidCap 400 Index Futures	7,558,260	7,567,180	12/19/25	—	(8,920)
Total Futures Contracts					$493,607	$(8,920)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2025.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
DFA–Dimensional Fund Advisors
S&P–Standard & Poor’s
See accompanying notes.
LVIP Dimensional U.S. Equity Managed Volatility Fund–1

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes
September 30, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Number of Shares 09/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-57.67%@
Equity Fund-57.67%@
✧✧LVIP Dimensional U.S. Core Equity 2 Fund	$542,930,224	$56,008,867	$87,258,396	$38,648,133	$(17,872,044)	$532,456,784	23,548,573	$—	$—

@ As a percentage of Net Assets as of September 30, 2025.
✧✧ Standard Class shares.
LVIP Dimensional U.S. Equity Managed Volatility Fund–2